AQUILA NARRAGANSETT TAX-FREE INCOME FUND

SCHEDULE OF INVESTMENTS

June 30, 2020

(unaudited)

Principal Amount	General Obligation Bonds (27.9%)	Ratings Moody’s, S&P and Fitch	Value	(a)

	Barrington, Rhode Island
$1,120,000	2.500%, 08/01/25	Aa1/NR/NR	$1,163,131

	Bristol, Rhode Island
865,000	3.500%, 08/01/31	NR/AA+/NR	1,013,088

	Coventry, Rhode Island
1,605,000	3.625%, 03/15/27 MAC Insured	A1/AA/NR	1,797,568

	Cranston, Rhode Island
1,325,000	4.000%, 07/01/28	A1/AA-/AA+	1,552,648
750,000	4.300%, 07/01/30 Series 2010 A AGMC Insured	A1/AA/AA+	752,183
1,170,000	5.000%, 08/01/32 Series 2018 A	A1/AA-/AA+	1,500,876
1,000,000	4.000%, 08/01/33 Series 2019 A BAMI Insured	A1/AA/AA+	1,188,170
615,000	4.000%, 08/01/35 Series 2019 A BAMI Insured	A1/AA/AA+	726,346
1,515,000	4.250%, 07/15/24 Series B BAMI Insured	A1/AA/AA+	1,737,720
1,000,000	4.250%, 07/15/25 Series B BAMI Insured	A1/AA/AA+	1,177,640

	Cumberland, Rhode Island
500,000	4.250%, 11/01/27 Series 2011 A	NR/AA+/NR	522,945
500,000	4.625%, 11/01/31 Series 2011 A	NR/AA+/NR	523,965
700,000	4.500%, 03/15/32 Series 2018 A	NR/AA+/NR	864,486

	East Providence, Rhode Island Tax Anticipation Notes
1,000,000	1.750%, 07/29/20 2020 Series 1	NR/SP-1+/NR	1,000,990

	Hopkinton, Rhode Island
500,000	4.375%, 08/15/31	Aa3/NR/NR	518,970

	Johnston, Rhode Island
1,020,000	3.450%, 06/01/29 Series A	A2/AA/NR	1,084,974
1,020,000	3.700%, 06/01/33 Series A	A2/AA/NR	1,081,934

	Lincoln, Rhode Island
1,500,000	3.500%, 08/01/24 Series A	Aa2/NR/AAA	1,676,685
2,225,000	3.500%, 08/01/25 Series A	Aa2/NR/AAA	2,533,786

	Narragansett, Rhode Island
1,025,000	3.500%, 07/15/28	Aa2/AA+/NR	1,131,672

	North Kingstown, Rhode Island
720,000	3.000%, 04/15/24 Series A	Aa2/AA+/NR	762,444

	North Smithfield, Rhode Island
825,000	3.000%, 06/15/26 Series A	Aa2/NR/NR	930,625
1,075,000	3.500%, 05/15/34	Aa2/NR/NR	1,258,857

	Pawtucket, Rhode Island
1,010,000	4.000%, 11/01/25 AGMC Insured	A2/AA/A+	1,129,089
890,000	4.500%, 07/15/33 Series C AGMC Insured	A2/AA/NR	1,108,192
935,000	4.500%, 07/15/34 Series C AGMC Insured	A2/AA/NR	1,159,082
975,000	4.500%, 07/15/35 Series C AGMC Insured	A2/AA/NR	1,193,303

	Portsmouth, Rhode Island
1,140,000	3.750%, 02/01/31 Series A	Aa2/AAA/NR	1,315,423

	Providence, Rhode Island
1,500,000	5.000%, 01/15/23 Series 2010 A AGMC Insured Refunding	A2/AA/NR	1,533,960
1,500,000	5.000%, 01/15/26 Series 2010 A AGMC Insured Refunding	A2/AA/NR	1,533,300
975,000	3.625%, 01/15/29 Series A AGMC Insured	A2/AA/A-	1,023,545
2,010,000	3.750%, 01/15/30 Series A AGMC Insured	A2/AA/A-	2,110,460
1,000,000	3.750%, 01/15/32 Series A AGMC Insured	A2/AA/A-	1,045,860

	Rhode Island State & Providence Plantations Consolidated Capital Development Loan
2,000,000	3.750%, 11/01/23 Series A	Aa2/AA/AA	2,217,120
2,110,000	4.250%, 10/15/25 Series A	Aa2/AA/AA	2,350,013
2,000,000	3.000%, 05/01/31 Series A	Aa2/AA/AA	2,146,860
2,000,000	4.000%, 04/01/32 Series A	Aa2/AA/AA	2,370,800
2,000,000	3.000%, 05/01/32 Series A	Aa2/AA/AA	2,134,740
2,000,000	3.000%, 05/01/36 Series A	Aa2/AA/AA	2,152,820
1,150,000	4.000%, 10/15/24 Series B	Aa2/AA/AA	1,239,045
1,000,000	3.250%, 10/15/31 Series B	Aa2/AA/AA	1,034,260
1,500,000	5.000%, 11/01/34 Series B	Aa2/AA/AA	1,743,315
2,000,000	5.000%, 08/01/23 Series D	Aa2/AA/AA	2,278,700
2,000,000	5.000%, 08/01/24 Series D	Aa2/AA/AA	2,360,820

	Richmond, Rhode Island
1,020,000	3.000%, 08/01/24	Aa3/NR/NR	1,089,646

	Warren, Rhode Island
1,170,000	4.000%, 02/15/33 Series 2018 A	Aa3/NR/NR	1,378,354

	Warwick, Rhode Island
2,000,000	4.000%, 08/01/22 Series 2015 B AGMC Insured	NR/AA/NR	2,144,420

	West Greenwich, Rhode Island
1,175,000	3.000%, 08/15/26	NR/AA+/NR	1,313,251

	West Warwick, Rhode Island
795,000	5.000%, 10/01/32 Series A BAMI Insured	Baa1/AA/NR	948,864

	Total General Obligation Bonds		68,556,945

	Revenue Bonds (62.8%)

	Development (9.0%)

	Providence, Rhode Island Public Building Authority (Capital Improvement Program Projects)
3,000,000	4.000%, 09/15/34 Series A AGMC Insured	A2/AA/BBB	3,470,340
3,000,000	4.000%, 09/15/35 Series A AGMC Insured	A2/AA/BBB	3,454,590

	Providence, Rhode Island Redevelopment Agency Refunding Public Safety Building Project
1,680,000	5.000%, 04/01/26 Series A AGMC Insured	A2/AA/NR	1,982,299

	Rhode Island Convention Center Authority Refunding
8,000,000	4.000%, 05/15/23 Series A	A1/AA-/AA-	8,625,520

	Rhode Island Infrastructure Bank Municipal Road and Bridge Revolving Fund
935,000	4.000%, 10/01/33 Series 2019 A	NR/AA/NR	1,078,354
845,000	4.000%, 10/01/34 Series 2019 A	NR/AA/NR	971,615
1,010,000	4.000%, 10/01/35 Series 2019 A	NR/AA/NR	1,156,541

	Rhode Island Infrastructure Efficient Buildings Fund, Green Bonds
1,110,000	4.000%, 10/01/29 Series 2018 A	NR/AA/NR	1,358,007

	Total Development		22,097,266

	Healthcare (2.7%)

	Rhode Island Health & Education Building Corp., Hospital Financing, Lifespan Obligated Group
1,000,000	5.000%, 05/15/31 Series 2016	NR/BBB+/BBB+	1,110,510
1,000,000	5.000%, 05/15/33 Series 2016	NR/BBB+/BBB+	1,098,040
1,250,000	5.000%, 05/15/34 Series 2016	NR/BBB+/BBB+	1,369,563
1,750,000	5.000%, 05/15/39 Series 2016	NR/BBB+/BBB+	1,894,533

	Rhode Island State & Providence Plantations Lease COP (Eleanor Slater Hospital Project)
1,000,000	4.000%, 11/01/32 Series B	Aa3/AA-/AA-	1,191,450

	Total Healthcare		6,664,096

	Higher Education (8.6%)

	Rhode Island Health and Education Building Corp., Higher Educational Facilities
2,500,000	5.000%, 09/15/30 AGMC Insured	Aa3/NR/NR	2,521,350

	Rhode Island Health and Educational Building Corp., Higher Education Facility, Brown University
2,000,000	4.000%, 09/01/37 Series 2017	Aa1/AA+/NR	2,328,240

	Rhode Island Health and Educational Building Corp., Higher Education Facility, Providence College
2,490,000	4.000%, 11/01/24 Series 2015	A2/A/NR	2,730,360

	Rhode Island Health and Educational Building Corp., Higher Education Facility, Rhode Island School of Design
3,000,000	3.500%, 06/01/29 Series 2012	A1/NR/A+	3,098,490
2,500,000	4.000%, 06/01/31 Series 2012	A1/NR/A+	2,597,725
1,000,000	3.500%, 08/15/30 Series B AGMC Insured	A1/AA/NR	1,042,740

	Rhode Island Health and Educational Building Corp., Higher Education Facility, University of Rhode Island
1,000,000	4.250%, 09/15/31 Series A	Aa3/A+/NR	1,176,110

	Rhode Island Health and Educational Building Corp., Higher Education Facility, University of Rhode Island Auxiliary Enterprise
500,000	4.000%, 09/15/31 Series 2016 B	A1/A+/NR	564,375
2,650,000	4.000%, 09/15/42 Series 2017 A	A1/A+/NR	2,934,955
1,000,000	4.000%, 09/15/32 Series 2017 B	A1/A+/NR	1,141,320

	Rhode Island Health and Education Facilities Authority, Providence College
1,000,000	4.000%, 11/01/31	A2/A/NR	1,029,060
	Total Higher Education		21,164,725

	Housing (4.7%)

	Rhode Island Housing & Mortgage Finance Corp. Home Funding
1,440,000	3.450%, 04/01/35 Series 5	Aa2/NR/NR	1,476,950

	Rhode Island Housing & Mortgage Finance Corp. Homeownership Opportunity
250,000	3.000%, 10/01/39 Series 71	Aa1/AA+/NR	266,930

	Rhode Island Housing & Mortgage Finance Corp. Multi-Family Development Sustainability
770,000	2.750%, 10/01/34 Series 1-B	Aa2/NR/NR	818,133
1,000,000	3.100%, 10/01/44 Series 1-B	Aa2/NR/NR	1,046,020

	Rhode Island Housing & Mortgage Finance Corp. Multi-Family Housing
2,500,000	4.625%, 10/01/25 Series 2010 A	Aaa/NR/NR	2,508,050
2,000,000	5.000%, 10/01/30 Series 2010 A	Aaa/NR/NR	2,007,440
1,255,000	3.450%, 10/01/36 Series 2016 1B	Aa2/NR/NR	1,335,257
1,000,000	3.250%, 10/01/27 Series 1B	Aa2/NR/NR	1,043,670
1,000,000	3.400%, 10/01/29 Series 3B	Aa2/NR/NR	1,061,830

	Total Housing		11,564,280

	Public School (24.0%)

	Rhode Island Health and Education Building Corp., Public Schools Financing Program
795,000	5.000%, 05/15/27 Series 2015 C	Aa2/NR/NR	957,482
1,630,000	5.000%, 05/15/27 Series 2015 D	A1/NR/NR	1,953,637

	Rhode Island Health and Education Building Corp., Public School Financing Program, Chariho Regional School District
1,520,000	4.000%, 05/15/31 Series 2017 J-2 B	Aa3/NR/NR	1,775,147

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Coventry
1,000,000	3.750%, 05/15/28 Series 2013 B AGMC Insured	Aa3/AA/NR	1,050,770
1,000,000	4.000%, 05/15/33 AGMC Insured	Aa3/AA/NR	1,047,680

	Rhode Island Health and Educational Building Corp., Public School Financing Program, City of Cranston
1,170,000	4.000%, 05/15/30 Series 2015 B BAMI Insured	NR/AA/NR	1,326,605

	Rhode Island Health and Education Building Corp., Public School Financing Program, East Greenwich
1,000,000	3.375%, 05/15/30	Aa1/AA+/NR	1,038,300

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of East Providence
1,000,000	3.625%, 05/15/32 Series B	Aa3/NR/NR	1,034,280

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Jamestown
1,020,000	3.000%, 05/15/35 Series 2019 C	Aa1/NR/NR	1,106,404

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Little Compton
1,620,000	4.000%, 05/15/25 Series 2013 H	NR/AAA/NR	1,780,315

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Newport
1,000,000	4.000%, 05/15/27 Series 2013 C	NR/AA+/NR	1,060,030

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of North Kingstown
1,500,000	3.750%, 05/15/28 Series 2013 A	Aa2/AA+/NR	1,574,145

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of North Providence
1,100,000	4.500%, 11/15/22 Series 2013 I	Aa3/AA-/NR	1,201,090
750,000	5.000%, 05/15/31 Series 2017 G AGMC Insured	Aa3/AA/NR	940,980
500,000	5.000%, 05/15/32 Series 2019 A AGMC Insured	Aa3/AA/NR	647,115
500,000	5.000%, 05/15/33 Series 2019 A AGMC Insured	Aa3/AA/NR	642,600
500,000	5.000%, 05/15/34 Series 2019 A AGMC Insured	Aa3/AA/NR	640,090
500,000	4.000%, 05/15/37 Series 2019 A AGMC Insured	Aa3/AA/NR	587,260

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Pawtucket
1,570,000	4.000%, 05/15/26 Series 2014 C	Aa3/NR/NR	1,745,589
1,000,000	4.250%, 05/15/29 Series 2017 E BAMI Insured	Aa3/AA/NR	1,197,240
1,045,000	4.000%, 05/15/31 Series 2018 B	Aa3/NR/NR	1,231,773
1,090,000	4.000%, 05/15/32 Series 2018 B	Aa3/NR/NR	1,276,346
2,350,000	3.000%, 05/15/39 Series 2019 B	Aa3/NR/NR	2,484,467

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Scituate
1,285,000	4.500%, 05/15/33 Series 2018 A	NR/AA/NR	1,570,514

	Rhode Island Health and Education Building Corp., Public School Financing Program, Pooled Issue - Tiverton, Foster-Glocester, Cranston, East Greenwich
3,000,000	4.000%, 05/15/28 Series A	Aa3/NR/NR	3,504,030

	Rhode Island Health and Education Building Corp., Public School Financing Program, Pooled Issue - Narragansett & Scituate
1,665,000	4.250%, 05/15/28 Series 2017 B	Aa2/NR/NR	2,029,335

	Rhode Island Health and Education Building Corp., Public School Financing Program, Providence Public Buildings Authority
1,000,000	3.500%, 05/15/24 Series 2015 A AGMC Insured	Aa3/AA/NR	1,102,400
3,000,000	3.750%, 05/15/27 Series 2015 A AGMC Insured	Aa3/AA/NR	3,326,250
1,500,000	4.000%, 05/15/28 Series 2015 A AGMC Insured	Aa3/AA/NR	1,678,320
2,000,000	4.000%, 05/15/30 Series 2015 B AGMC Insured	Aa3/AA/NR	2,223,540

	Rhode Island Health and Education Building Corp., Public School Financing Program, Providence Public Schools
1,000,000	4.250%, 05/15/21 Series 2007 B AGMC Insured	A2/AA/NR	1,002,860
2,000,000	4.500%, 05/15/22 Series 2013 A	Aa3/NR/NR	2,148,280
2,000,000	4.500%, 05/15/23 Series 2013 A	Aa3/NR/NR	2,213,200
2,000,000	4.500%, 05/15/24 Series 2013 A	Aa3/NR/NR	2,213,300
1,000,000	4.000%, 05/15/35 Series 2019 A AGMC Insured	Aa3/AA/NR	1,183,650

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Warwick
1,000,000	4.000%, 05/15/32 Series 2017 I	NR/AA/NR	1,157,480
800,000	3.500%, 05/15/26 Series B MAC Insured	NR/AA/NR	875,936
1,340,000	4.000%, 05/15/35 Series 2019 D	NR/AA/NR	1,586,091

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Woonsocket
500,000	5.000%, 05/15/27 Series 2017 A AGMC Insured	Aa3/AA/NR	623,060
500,000	5.000%, 05/15/28 Series 2017 A AGMC Insured	Aa3/AA/NR	619,280
500,000	5.000%, 05/15/29 Series 2017 A AGMC Insured	Aa3/AA/NR	616,935

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of South Kingstown
780,000	3.500%, 05/15/34 Series 2020A	Aa1/NR/NR	873,257

	Total Public School		58,847,063

	Transportation (4.1%)

	Rhode Island Commerce Corp., Airport
635,000	5.000%, 07/01/36 2016 Series D	Baa1/A/BBB+	702,075
1,015,000	5.000%, 07/01/37 2016 Series D	Baa1/A/BBB+	1,119,098

	Rhode Island Commerce Corp., First Lien Special Facility Refunding Bonds (Rhode Island Airport Corporation Intermodal Facility Project)
1,500,000	5.000%, 07/01/30 Series 2018	Baa1/A/NR	1,654,170

	Rhode Island Commerce Corp., Grant Anticipation Refunding Bonds (Rhode Island Department of Transportation)
1,850,000	4.000%, 06/15/24 Series 2016 A	A2/AA-/NR	2,071,926
1,000,000	5.000%, 06/15/31 Series 2016 B	A2/AA-/NR	1,177,160

	Rhode Island State Economic Development Corp., Airport
1,000,000	5.000%, 07/01/24 Series B	Baa1/A/BBB+	1,110,800
2,000,000	4.000%, 07/01/24 Series B	Baa1/A/BBB+	2,160,460

	Total Transportation		9,995,689

	Turnpike/Highway (2.1%)

	Rhode Island State Turnpike & Bridge Authority, Motor Fuel Tax
1,240,000	4.000%, 10/01/27 Series 2016 A	NR/A+/A	1,390,313
1,500,000	4.000%, 10/01/34 Series 2016 A	NR/A+/A	1,630,740
1,000,000	4.000%, 10/01/36 Series 2016 A	NR/A+/A	1,080,940
300,000	4.000%, 10/01/33 Series 2019 A	NR/A+/A	341,565
300,000	4.000%, 10/01/34 Series 2019 A	NR/A+/A	340,428
345,000	4.000%, 10/01/35 Series 2019 A	NR/A+/A	389,715

	Total Turnpike/Highway		5,173,701

	Water and Sewer (6.6%)

	Narragansett, Rhode Island Bay Commission Wastewater System
3,145,000	4.000%, 02/01/28 Series A	NR/AA-/NR	3,560,675

	Rhode Island Clean Water Finance Agency, Water Pollution Control Bonds
3,000,000	4.375%, 10/01/21 Series 2002 B NPFG Insured	Aaa/AAA/AAA	3,152,460

	Rhode Island Clean Water Protection Finance Agency Safe Drinking Water Revolving Fund
1,085,000	3.500%, 10/01/25	NR/AAA/AAA	1,217,500
1,000,000	3.750%, 10/01/33	NR/AAA/AAA	1,066,900
1,000,000	3.750%, 10/01/34	NR/AAA/AAA	1,063,880

	Rhode Island Infrastructure Bank Water, City of Pawtucket
1,730,000	5.000%, 10/01/28 Series 2015 NPFG Insured	Baa2/A/NR	2,081,432

	Rhode Island Infrastructure Bank Water, Pollution Control
2,575,000	4.000%, 10/01/29 Series A	NR/AAA/AAA	2,988,416
500,000	4.000%, 10/01/32 Series A	NR/AAA/AAA	596,690

	Rhode Island Infrastructure Bank Water, Safe Drinking Water
500,000	3.000%, 10/01/31 Series A	NR/AAA/AAA	541,365
	Total Water and Sewer		16,269,318

	Other Revenue (1.0%)
	Providence, Rhode Island Public Building Authority (Capital Improvement Program Projects)
2,000,000	5.000%, 09/15/31 Series A AGMC Insured	A2/AA/NR	2,467,460
	Total Other Revenue		2,467,460
	Total Revenue Bonds		154,243,598

	Pre-Refunded\Escrowed to Maturity Bonds (6.0%)††

	Pre-Refunded\Escrowed to Maturity Revenue Bonds (6.0%)

	Healthcare (0.4%)

	Rhode Island Health & Education Building Corp., Hospital Financing (Care New England)
500,000	5.000%, 09/01/20 Series 2013 A ETM	NR/NR/NR*	503,860
500,000	5.000%, 09/01/22 Series 2013 A ETM	NR/NR/NR*	549,730
	Total Healthcare		1,053,590

	Higher Education (3.0%)

	Rhode Island Health and Education Building Corp., Bryant University
1,115,000	4.500%, 12/01/27 Series 2011	A2/A/NR	1,181,186
1,455,000	4.750%, 12/01/29 Series 2011	A2/A/NR	1,546,490
1,000,000	5.000%, 12/01/30 Series 2011	A2/A/NR	1,066,410
1,425,000	5.000%, 12/01/31 Series 2011	A2/A/NR	1,519,634

	Rhode Island Health and Educational Building Corp., Higher Education Facility, University of Rhode Island Auxiliary Enterprise
2,000,000	5.000%, 09/15/30 Series 2010 B AGMC Insured	A1/AA/NR	2,019,120
	Total Higher Education		7,332,840

	Public School (0.4%)

	Rhode Island Health and Education Building Corp., Public School Financing Program, Chariho Regional School District
1,000,000	5.000%, 05/15/26 Series 2011 B	Aa3/NR/NR	1,041,490

	Turnpike/Highway (2.0%)

	Rhode Island State Turnpike & Bridge Authority
1,600,000	4.625%, 12/01/27 Series 2010 A	NR/A-/A	1,628,736
2,000,000	5.125%, 12/01/35 Series 2010 A	NR/A-/A	2,040,040
1,000,000	5.000%, 12/01/35 Series 2010 A	NR/A-/A	1,019,510
	Total Turnpike/Highway		4,688,286

	Other Revenue (0.2%)

	State of Rhode Island Depositors Economic Protection Corp.
250,000	5.750%, 08/01/21 Series A AGMC Insured ETM	NR/NR/NR*	262,895
215,000	6.375%, 08/01/22 Series A NPFG Insured ETM	NR/NR/NR*	238,639

	Total Other Revenue		501,534

	Total Pre-Refunded\ Escrowed to Maturity Revenue Bonds		14,617,740

	Total Pre-Refunded\ Escrowed to Maturity Bonds		14,617,740

	Total Municipal Bonds (cost $224,033,085)		237,418,283

Shares	Short-Term Investment (2.5%)
6,078,203	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 0.10%** (cost $6,078,203)	Aaa-mf/AAAm/NR	6,078,203

	Total Investments (cost $230,111,288-note b)	99.2%	243,496,486
	Other assets less liabilities	0.8	2,056,895
	Net Assets	100.0%	$245,553,381

Portfolio Distribution By Quality Rating	Percent of Investments†
Aaa of Moody’s or AAA of S&P or Fitch; SP-1 of S&P	9.9%
Pre-refunded bonds\ ETM bonds††	6.1
Aa of Moody’s or AA of S&P or Fitch	69.0
A of Moody’s or S&P or Fitch	12.7
BBB of S&P or Fitch	2.3
100.0%

PORTFOLIO ABBREVIATIONS:
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
BAMI - Build America Mutual Insurance
COP - Certificates of Participation
ETM - Escrowed to Maturity
MAC - Municipal Assurance Corp.
NPFG - National Public Finance Guarantee
NR - Not Rated

*

Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a NRSRO.

**	The rate is an annualized seven-day yield at period end.

†	Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.

††

Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.  Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond’s originally scheduled maturity date.  Escrowed to Maturity are shown as ETM.  All other securities in the category are pre-refunded.

See accompanying notes to financial statements.

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2020

(unaudited)

(a)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)

At June 30, 2020, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $230,111,288 amounted to $13,385,198, which consisted of aggregate gross unrealized appreciation of $13,499,892 and aggregate gross unrealized depreciation of $114,694.

(c)

Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of June 30, 2020:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$6,078,203
Level 2 – Other Significant Observable Inputs- Municipal Bonds	237,418,283
Level 3 – Significant Unobservable Inputs	–
Total	$243,496,486
+ See schedule of investments for a detailed listing of securities.